CONVERTIBLE NOTES - Summary of Convertible Notes Outstanding (Details)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Mar. 17, 2021 USD ($)	Feb. 02, 2021 USD ($)
Debt Instrument [Line Items]
Principal amount		¥ 63,042,155
Accrued Interest		3,030,550
February Note
Debt Instrument [Line Items]
Principal amount | $	$ 5,000,000			$ 5,000,000
March Note
Debt Instrument [Line Items]
Principal amount | $	$ 20,000,000		$ 20,000,000
Less: Debt Discount
Debt Instrument [Line Items]
Principal amount		99,109,345
Convertible Notes Payable, Net
Debt Instrument [Line Items]
Principal amount		162,151,500
Accrued Interest		3,030,550
Convertible Notes Payable, Net | February Note
Debt Instrument [Line Items]
Principal amount		32,195,500
Accrued Interest		787,474
Convertible Notes Payable, Net | March Note
Debt Instrument [Line Items]
Principal amount		129,956,000
Accrued Interest		¥ 2,243,076